Note 12 (Tables)	12 Months Ended
Dec. 31, 2023
Financial assets at fair value through profit or loss [abstract]
Financial Instruments Designated At Fair Value Through Profit Or Loss [Table Text Block]
The breakdown of the balance under these headings in the consolidated balance sheets is as follows:

Financial assets and liabilities designated at fair value through profit or loss (Millions of Euros)
	Notes	2023	2022	2021
ASSETS
Debt securities	7.2.2 / 8.1	955	913	1,092
LIABILITIES
Customer deposits		717	700	809
Debt certificates issued		3,977	3,288	3,396
Other financial liabilities: Unit-linked products		8,605	6,592	5,479

Total liabilities	8.1	13,299	10,580	9,683